Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 210,635	$ 188,933
Accumulated Amortization	(104,916)	(67,098)
Net Carrying Amount	103,519
Net Carrying Amount	105,719	121,835
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	101,568	95,771
Accumulated Amortization	(33,359)	(16,660)
Net Carrying Amount	68,209	79,111
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	63,720	52,275
Accumulated Amortization	(41,595)	(29,536)
Net Carrying Amount	22,125	22,739
Capitalized Internal-Use Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,558	25,832
Accumulated Amortization	(21,683)	(15,648)
Net Carrying Amount	4,875	10,184
Brand and domain names and other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,486	14,752
Accumulated Amortization	(8,279)	(5,254)
Net Carrying Amount	10,207	9,498
Indefinite-lived trade names and other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	303	303
Net Carrying Amount	$ 303	$ 303